Share-based awards (Tables)	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Schedule of share option activity
The following table summarizes option activity for the six months ended June 30, 2019:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2018	920,746	$74.32	$22.39
Granted	97,112	$140.13	$43.43
Exercised	(256,803)	$66.32	$20.00
Forfeited	(18,102)	$79.97	$24.34

Outstanding at June 30, 2019	742,953	$85.55	$25.92	5.15

Exercisable at June 30, 2019	349,256	$66.96	$20.50	4.04

Schedule of movement in non-vested share options
The following table summarizes the movement in non-vested share options for the six months ended June 30, 2019:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2018	522,823	$88.18	$26.41

Granted	97,112	$140.13	$43.43
Vested	(211,373)	$85.90	$26.09
Forfeited	(14,865)	$92.97	$27.78

Non-vested outstanding at June 30, 2019	393,697	$102.04	$30.73

Schedule of weighted average fair values and assumptions used	The weighted average grant date fair values and assumptions used were as follows:

	Six Months Ended
	June 30, 2019	June 30, 2018
Weighted average grant date fair value	$43.43	$36.84
Assumptions:
Expected volatility	30%	30%
Dividend yield	—%	—%
Risk-free interest rate	2.55%	2.73%
Expected life	5 years	5 years

Schedule of RSU and PSU activity	The following table summarizes RSU and PSU activity for the six months ended June 30, 2019:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2018	251,053	$89.95	0.96	534,677	$89.50	1.22

Granted	60,182	$140.13		156,142	$137.99
Shares vested	(118,611)	$71.45		(229,654)	$68.82
Forfeited	(8,896)	$84.65		(32,098)	$95.44

Outstanding at June 30, 2019	183,728	$110.54	1.52	429,067	$117.77	1.88

Schedule of non-cash stock compensation expense
Non-cash stock compensation expense for the three and six months ended June 30, 2019 and June 30, 2018 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)
Direct costs	$3,171	$3,878	$7,072	$9,053
Selling, general and administrative	2,584	3,160	5,762	7,377

	$5,755	$7,038	$12,834	$16,430